Revenue Recognition - Schedule of Revenues Recognized for Each Revenue Stream (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 164,957	$ 139,396
Pellet Procedures Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	128,952	109,465
Dietary Supplements
Disaggregation of Revenue [Line Items]
Total revenue	32,412	27,241
Disposable Trocars Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,698	860
Shipping Fees Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	71	32
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	163,133	137,598
Training Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	973	859
Contract-Term Services Revenue
Disaggregation of Revenue [Line Items]
Total revenue	851	939
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,824	$ 1,798